Marketable Securities	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Marketable Securities	MARKETABLE SECURITIES

	Note	December 31, 2023	December 31, 2022
Balance – beginning of year		$36,867	$240,530
Additions	6(a), 16(a)(ii)	33,899	16,504
Dispositions	6(c), 16(b)(v)	(53,359)	(108,266)
Reclassification of investment in i-80 Gold	6(a), 6(b)	119,870	—
Received as consideration on disposal of assets	5(a)	—	23,290
Change in fair value	6(d)	(44,611)	(135,191)
Balance – end of year		$92,666	$36,867
(a)Investment in i-80 Gold
On disposition of the Company’s partial interest in i-80 Gold on March 31, 2023 (note 10(b)), the Company’s retained interest in i-80 Gold was reduced to 19.95% and was reclassified from investment in associate to marketable securities measured at FVOCI, with changes in fair value recognized in OCI.
On August 1, 2023, the Company participated in i-80 Gold’s private placement financing, purchasing 1.0 million common shares of i-80 Gold at a price of C$2.70 per share, for total consideration of $2.1 million. Upon closing of i-80 Gold’s private placement financing, the Company’s interest in i-80 Gold remained below 20%.
(b)i-80 Gold common shares held in escrow
On May 15, 2023, pursuant to an escrow agreement in respect of the i-80 Gold share purchase warrants issued by the Company in connection with the sale of the i-80 Gold units on March 31, 2023 (note 10(b)), 5.8 million of the i-80 Gold common shares owned by the Company were deposited into an escrow account. The shares will be held in escrow until the earlier of the date on which the escrowed shares are released upon exercise of the i-80 Gold share purchase warrants and the expiry date of the warrants, being March 31, 2024. At December 31, 2023, the fair value of the 5.8 million i-80 Gold common shares held in escrow was $10.2 million.
(c)Dispositions of Solaris Resources Inc. marketable securities
In January and March 2023, the Company sold its remaining 12.0 million common shares of Solaris Resources Inc. (“Solaris”) held for total proceeds of $53.4 million and derecognized the carrying amount of the underlying marketable securities of $53.4 million. On disposition, the Company transferred the cumulative loss of $6.6 million, net of tax, on the marketable securities from accumulated other comprehensive loss (“AOCL”) to retained earnings.
6.    MARKETABLE SECURITIES (CONTINUED)
(c)Dispositions of Solaris Resources Inc. marketable securities (continued)
On April 20, 2022, the Company disposed of 5.0 million common shares of Solaris held by the Company for proceeds of $40.1 million on exercise of Solaris warrants issued and derecognized the carrying amount of the underlying marketable securities of $56.4 million (note 16(b)(v)). On disposition, the Company transferred the cumulative gain of $15.8 million, net of tax, on the marketable securities from AOCL to retained earnings.
On December 5, 2022, the Company sold 11.0 million common shares of Solaris held by the Company for proceeds of $51.9 million and derecognized the carrying amount of the underlying marketable securities of $51.9 million. On disposition, the Company transferred the cumulative loss of $28.8 million, net of tax, on the marketable securities from AOCL to retained earnings.
(d)Change in fair value
During the year ended December 31, 2023, the Company recognized a net loss of $44.6 million (2022 – $135.2 million) on remeasurement of the fair value of its investments in marketable securities, of which a total loss of $44.1 million (2022 – $134.2 million) was recognized in OCI and a loss of $0.5 million (2022 – $1.0 million) associated with marketable securities measured at FVTPL was recognized in net income (loss) within other income (expense).